Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Government debt securities	R$ 54,809,740	R$ 101,158,055	R$ 109,317,614
Private-sector debt securities	582,438	54,545	38,131
Total	55,392,178	101,212,600	109,668,214
Total			109,355,745
Revaluation Gains [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	1,460,128	6,756,252	11,061,691
Private-sector debt securities	428,640	795,765	953,043
Total	1,888,768	7,552,017
Total			12,014,734
Revaluation Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	(2,544,087)	(9,937,757)	(8,832,504)
Private-sector debt securities	(52,114)	(3,965)	(840,101)
Total	(2,596,201)	(9,941,722)
Total			(9,672,605)
Net Revaluation Gains Losses [Member]
IfrsStatementLineItems [Line Items]
Government debt securities	(1,083,959)	(3,181,505)	2,229,187
Private-sector debt securities	376,526	791,800	112,942
Total	R$ (707,433)	R$ (2,389,705)
Total			R$ 2,342,129